STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund

May 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Automobiles & Components - .0%
Tesla	100	[a]	83,500
Banks - 2.8%
Bank of America	64,149		1,547,274
Citigroup	1,153		55,240
JPMorgan Chase & Co.	12,690		1,234,864
KeyCorp	15,608		184,955
MGIC Investment	30,469		250,150
Popular	4,524		178,653
Regions Financial	42,300		478,413
Wells Fargo & Co.	6,030		159,614
			4,089,163
Capital Goods - 4.9%
AMETEK	2,072		190,023
Carlisle	4,433		531,339
Cummins	1,331		225,738
Dover	3,650		354,962
Eaton	1,700		144,330
Emerson Electric	11,705		714,239
Honeywell International	10,754		1,568,471
Hubbell	1,774		217,173
Johnson Controls International	16,192		508,591
Lockheed Martin	3,996		1,552,206
Northrop Grumman	798		267,490
Pentair	3,978		155,699
The Timken Company	14,807		629,890
			7,060,151
Commercial & Professional Services - .1%
Cintas	396		98,192
Robert Half International	231		11,721
			109,913
Consumer Durables & Apparel - 1.9%
D.R. Horton	3,946		218,214
Garmin	4,329		390,346
NIKE, Cl. B	10,303		1,015,670
NVR	98	[a]	315,718
Tempur Sealy International	8,538	[a]	556,934
Whirlpool	1,605	[b]	195,521
			2,692,403

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Consumer Services - 1.2%
Domino's Pizza	700		270,088
Hilton Grand Vacations	887	[a]	19,106
Hilton Worldwide Holdings	404		32,041
McDonald's	1,424		265,320
Starbucks	15,227		1,187,554
			1,774,109
Diversified Financials - 3.9%
Ameriprise Financial	4,344		608,464
Berkshire Hathaway, Cl. B	4,543	[a]	843,090
Discover Financial Services	6,278		298,268
Moody's	1,875		501,394
OneMain Holdings	19,685		459,251
S&P Global	4,866		1,581,547
State Street	5,200		316,992
Synchrony Financial	29,878		608,615
The Charles Schwab	10,000		359,100
			5,576,721
Energy - 3.6%
Cabot Oil & Gas	10,428		206,891
Chevron	12,971		1,189,441
ConocoPhillips	10,100		426,018
Devon Energy	12,633		136,563
Kinder Morgan	44,948		710,178
Marathon Oil	74,200		396,228
Patterson-UTI Energy	29,522		108,936
Phillips 66	9,435		738,383
Pioneer Natural Resources	1,242		113,767
Schlumberger	4,441		82,025
TechnipFMC	25,334		187,472
The Williams Companies	40,600		829,458
WPX Energy	5,321	[a]	30,170
			5,155,530
Food & Staples Retailing - 1.5%
Casey's General Stores	275		43,926
Costco Wholesale	987		304,460
Walmart	14,961		1,856,062
			2,204,448
Food, Beverage & Tobacco - 3.6%
Altria Group	20,369		795,409
Mondelez International, Cl. A	26,955		1,404,895
Monster Beverage	15,882	[a]	1,142,075
PepsiCo	3,408		448,322
Philip Morris International	13,310		976,422

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Food, Beverage & Tobacco - 3.6% (continued)
The Coca-Cola Company	8,011		373,953
			5,141,076
Health Care Equipment & Services - 5.2%
AmerisourceBergen	4,965		473,363
Baxter International	1,480		133,215
Cerner	1,776		129,470
Chemed	87		41,630
CVS Health	6,117		401,092
DaVita	3,457	[a]	279,879
Edwards Lifesciences	2,600	[a]	584,272
Hill-Rom Holdings	1,000		101,670
Hologic	4,383	[a]	232,299
Humana	2,483		1,019,644
IDEXX Laboratories	1,890	[a]	583,783
McKesson	2,317		367,638
ResMed	1,100		176,902
STERIS	2,660		441,267
UnitedHealth Group	7,247		2,209,248
Veeva Systems, Cl. A	1,159	[a]	253,670
			7,429,042
Household & Personal Products - 3.0%
Kimberly-Clark	7,856		1,111,153
The Procter & Gamble Company	27,287		3,163,109
			4,274,262
Insurance - 2.0%
Aflac	3,354		122,320
American Financial Group	3,256		196,141
Cincinnati Financial	2,565		151,207
Globe Life	11,539		888,734
MetLife	4,028		145,048
Old Republic International	5,230		81,536
Principal Financial Group	5,032		194,336
Prudential Financial	2,627		160,142
The Allstate	4,497		439,852
The Hanover Insurance Group	987		99,045
Unum Group	26,111		395,582
			2,873,943
Materials - 1.7%
Ball	8,676		618,252
Cabot	3,104		110,875
FMC	6,216		611,717
PPG Industries	3,076		312,737
Reliance Steel & Aluminum	2,615		253,655
Sealed Air	10,040		322,284

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Materials - 1.7% (continued)
Valvoline	16,228		297,784
			2,527,304
Media & Entertainment - 8.9%
Alphabet, Cl. A	1,978	[a]	2,835,503
Alphabet, Cl. C	1,909	[a]	2,727,808
AMC Networks, Cl. A	2,393	[a,b]	67,650
Charter Communications, Cl. A	2,623	[a]	1,426,912
Comcast, Cl. A	21,828		864,389
Electronic Arts	1,775	[a]	218,112
Facebook, Cl. A	17,017	[a]	3,830,356
Liberty Media Corp-Liberty SiriusXM, Cl. A	5,700	[a]	208,050
Netflix	838	[a]	351,734
The Interpublic Group of Companies	12,414		212,403
			12,742,917
Pharmaceuticals Biotechnology & Life Sciences - 9.3%
AbbVie	18,662		1,729,407
Alexion Pharmaceuticals	4,821	[a]	578,038
Amgen	3,672		843,458
Biogen	1,514	[a]	464,934
Bio-Rad Laboratories, Cl. A	200	[a]	98,264
Bristol-Myers Squibb	14,726		879,437
Eli Lilly & Co.	2,400		367,080
Gilead Sciences	2,500		194,575
Johnson & Johnson	22,379		3,328,876
Merck & Co.	27,353		2,207,934
Mettler-Toledo International	1,001	[a]	795,795
Regeneron Pharmaceuticals	200	[a]	122,562
Vertex Pharmaceuticals	900	[a]	259,164
Waters	1,851	[a]	369,922
Zoetis	8,032		1,119,580
			13,359,026
Real Estate - 2.4%
Boston Properties	2,750	[c]	236,445
Brandywine Realty Trust	66,499	[c]	641,715
Corporate Office Properties Trust	5,854	[c]	146,174
Essex Property Trust	500	[c]	121,385
Lamar Advertising, Cl. A	709	[c]	47,007
Mid-America Apartment Communities	11,083	[c]	1,289,618
Public Storage	3,990	[c]	808,933
Simon Property Group	1,677	[c]	96,763
STORE Capital	4,045	[c]	78,230
			3,466,270

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Retailing - 7.7%
Amazon.com	2,221	[a]	5,424,504
AutoZone	590	[a]	677,237
Booking Holdings	98	[a]	160,663
eBay	23,142		1,053,887
Foot Locker	6,891		190,881
Genuine Parts	2,375		198,099
LKQ	20,988	[a]	576,330
Lowe's	1,100		143,385
Ross Stores	1,200		116,352
Target	4,437		542,778
The Home Depot	7,279		1,808,686
Tractor Supply	900		109,818
			11,002,620
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices	4,600	[a]	247,480
Applied Materials	4,169		234,214
Broadcom	2,848		829,537
Intel	41,549		2,614,679
Lam Research	621		169,949
NVIDIA	4,083		1,449,547
Qorvo	2,040	[a]	213,670
Qualcomm	9,753		788,823
Teradyne	2,393		160,379
			6,708,278
Software & Services - 17.2%
Accenture, Cl. A	8,726		1,759,336
Adobe	4,952	[a]	1,914,443
Automatic Data Processing	6,142		899,742
CACI International, Cl. A	3,482	[a]	873,216
Cadence Design Systems	14,242	[a]	1,300,152
Fortinet	3,320	[a]	462,144
International Business Machines	3,151		393,560
Intuit	2,620		760,638
Mastercard, Cl. A	2,400		722,136
Microsoft	49,997		9,161,950
Oracle	10,108		543,507
PayPal Holdings	13,200	[a]	2,046,132
Verisign	3,795	[a]	831,143
Visa, Cl. A	15,026		2,933,676
WEX	688	[a]	101,879
			24,703,654
Technology Hardware & Equipment - 7.3%
Apple	24,467		7,779,038
Cisco Systems	39,877		1,906,918

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.4% (continued)
Technology Hardware & Equipment - 7.3% (continued)
HP		36,702		555,668
Xerox Holdings		15,582		247,442
				10,489,066
Telecommunication Services - 2.7%
AT&T		51,708		1,595,709
Verizon Communications		39,444		2,263,297
				3,859,006
Transportation - 1.1%
Kansas City Southern		2,269		341,530
Norfolk Southern		2,231		397,765
Union Pacific		1,767		300,143
United Airlines Holdings		10,297	[a]	288,728
United Parcel Service, Cl. B		2,580		257,252
				1,585,418
Utilities - 2.7%
Entergy		5,400		549,828
Eversource Energy		1,300		108,810
IDACORP		4,965		462,887
MDU Resources Group		17,025		370,464
NextEra Energy		1,875		479,175
NRG Energy		19,242		693,674
OGE Energy		24,266		760,011
Public Service Enterprise Group		7,794		397,806
The Southern Company		2,200		125,554
				3,948,209
Total Common Stocks (cost $107,950,911)				142,856,029
	1-Day Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $832,256)	0.21	832,256	[d]	832,256
Total Investments (cost $108,783,167)		100.0%		143,688,285
Liabilities, Less Cash and Receivables		(.0%)		(65,069)
Net Assets		100.0%		143,623,216

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2020, the value of the fund’s securities on loan was $262,493 and the value of the collateral was $268,718, consisting of U.S. Government & Agency securities.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund

May 31, 2020 (Unaudited)

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	142,856,029	-	-	142,856,029
Investment Companies	832,256	-	-	832,256

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2020, accumulated net unrealized appreciation on investments was $34,905,118, consisting of $43,305,722 gross unrealized appreciation and $8,400,604 gross unrealized depreciation.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.